Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition	The Group’s revenues are disaggregated by timing of revenue recognition as follows:
	For the six months ended June 30,
	2023	2024
Revenue recognized at a point of time	$146,523	$181,198
Revenue recognized over time	12,855	21,888
Revenues	$159,378	$203,086

Schedule of Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	December 31,	June 30,
	2023	2024
Balance sheet items, except for equity accounts	7.0999	7.2672
	For the six months ended June 30,
	2023	2024
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.9283	7.2150